SEGMENT INFORMATION - Total Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total consolidated assets	$ 10,432,563	$ 8,813,639	$ 7,947,466
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,795,847	6,401,859	5,786,705
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	173,150	159,927	176,830
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	501,105	573,814	617,847
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,133,680	3,148,657	3,147,322
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,987,912	2,519,461	1,844,706
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	1,070,723	631,377	30,193
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,565,993	$ 1,780,403	$ 2,130,568